CORPORATE BORROWINGS - Narrative (Details) $ in Millions, $ in Millions, ¥ in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 9,077			$ 7,083
Fixed rate | Weighted average
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.40%	4.40%	4.40%	4.60%	4.60%	4.60%
U.S. dollars | Japanese yen
Disclosure of detailed information about borrowings [line items]
Corporate borrowings		$ 97			$ 92
U.S. dollars | Canadian dollars
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 2,300			$ 2,500
Canadian dollars | Canadian dollars
Disclosure of detailed information about borrowings [line items]
Corporate borrowings		$ 2,900			$ 3,200
Japanese yen | Japanese yen
Disclosure of detailed information about borrowings [line items]
Corporate borrowings | ¥			¥ 10.0			¥ 10.0